Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,595,327	¥ 1,610,507
Cash flows:
Proceeds from issuance of subordinated bonds	54,303		¥ 104,866
Redemption of subordinated bonds	(113,000)	(26,721)	(180,034)
Non-cash changes:
Foreign exchange translations	(10,900)	10,803
Others	30,008	738
Subordinated bonds at end of period	¥ 1,554,915	¥ 1,595,327	¥ 1,610,507